Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates [Line Items]
Current assets	¥ 433,128	¥ 425,162	[1]
Non-current assets	1,999,138	1,979,450	[1]
Current liabilities	586,386	576,667	[1]
Non-current liabilities	435,222	446,626	[1]
REVENUE	2,353,588	2,015,890	[1]	¥ 1,616,903	[1]
Profit for the year	72,416	36,793	[1]	29,372	[1]
Other comprehensive income	(2,648)	(1,365)	[1]	9,589	[1]
Total comprehensive income	¥ 69,768	¥ 35,428	[1]	38,961	[1]
Dalian West Pacific Petrochemical Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	28.44%	28.44%
Current assets	¥ 4,833	¥ 5,326
Non-current assets	3,880	4,141
Current liabilities	10,013	12,108
Non-current liabilities	84	333
Net (liabilities) / assets	(1,384)	(2,974)
REVENUE	37,385	27,716		19,029
Profit for the year	1,558	2,602		1,475
Total comprehensive income	¥ 1,558	¥ 2,602		1,475
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	32.00%	32.00%
Current assets	¥ 173,948	¥ 169,389
Non-current assets	285,805	309,481
Current liabilities	378,472	394,064
Non-current liabilities	16,317	24,977
Net (liabilities) / assets	64,964	59,829
Group's share of net assets	20,788	19,145
Goodwill	349	349
Carrying amount of interest in associates	21,137	19,494
REVENUE	8,520	8,520		8,555
Profit for the year	7,554	7,286		7,524
Other comprehensive income	651	(1,395)		655
Total comprehensive income	8,205	5,891		8,179
Group's share of total comprehensive income	2,626	1,885		3,628
Dividends received by the Group	¥ 983	¥ 815		7,203
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	49.00%	49.00%
Current assets	¥ 10,493	¥ 9,386
Non-current assets	2,928	2,764
Current liabilities	7,184	6,097
Non-current liabilities		1
Net (liabilities) / assets	6,237	6,052
Group's share of net assets	3,056	2,965
Carrying amount of interest in associates	3,056	2,965
REVENUE	706	654		563
Profit for the year	315	364		302
Other comprehensive income		1		2
Total comprehensive income	315	365		304
Group's share of total comprehensive income	154	179		¥ 149
Dividends received by the Group	¥ 63	¥ 27

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).